CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Shares Issuable In Connection With Acquisition [Member]	Warrants [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2009	$ 173,040,731	$ 705	$ 83,862,222	$ 1,325,917	$ 677,332	$ 23,270,268	$ 8,600,893	$ 55,303,394
Beginning Balance (in shares) at Dec. 31, 2009		1,409,396,360
Issuance of ordinary shares for share-based compensation (in shares)		52,750,000
Issuance of ordinary shares for share-based compensation	386,550	26	386,524
Issuance of ordinary shares for acquisition of business (in shares)		48,760,213
Issuance of ordinary shares for acquisition of business	14,545,600	24	15,871,493	(1,325,917)
Share-based compensation recognized	5,000,256		5,000,256
Provision for statutory reserve							791,897	(791,897)
Other comprehensive income	9,044,087					9,044,087
Net income (loss)	11,923,199							11,923,199
Ending Balance at Dec. 31, 2010	213,940,423	755	105,120,495		677,332	32,314,355	9,392,790	66,434,696
Ending Balance (in shares) at Dec. 31, 2010		1,510,906,573
Issuance of ordinary shares for share-based compensation (in shares)		47,500,000
Issuance of ordinary shares for share-based compensation	302,075	24	302,051
Issuance of ordinary shares for acquisition of business (in shares)		123,532,570
Issuance of ordinary shares for acquisition of business	29,220,543	62	29,220,481
Share-based compensation recognized	4,579,522		4,579,522
Repurchase of ordinary shares (in shares)		(20,000,000)
Repurchase of ordinary shares	(2,748,579)	(12)	(2,748,567)
Prepayment of convertible senior note	(5,333,300)		(5,333,300)
Provision for statutory reserve							948,701	(948,701)
Other comprehensive income	13,871,922					13,871,922
Net income (loss)	(7,654,862)							(7,654,862)
Ending Balance at Dec. 31, 2011	246,177,744	829	131,140,682		677,332	46,186,277	10,341,491	57,831,133
Ending Balance (in shares) at Dec. 31, 2011		1,661,939,143
Issuance of ordinary shares for share-based compensation (in shares)		27,500,000
Issuance of ordinary shares for share-based compensation	277,309	14	277,295
Issuance of ordinary shares for acquisition of business (in shares)		40,000,000
Issuance of ordinary shares for acquisition of business	4,230,000	20	4,229,980
Share-based compensation recognized	4,464,497		4,464,497
Repurchase of ordinary shares (in shares)		(74,141,480)
Repurchase of ordinary shares	(14,590,355)	(42)	(14,590,313)
Conversion of convertible senior note (in shares)		22,800,000
Conversion of convertible senior note	1,263,919	11	1,263,908
Issuance of warrants	14,889,000				14,889,000
Provision for statutory reserve							230,839	(230,839)
Other comprehensive income	431,986					431,986
Net income (loss)	25,739,968							25,739,968
Ending Balance at Dec. 31, 2012	$ 282,884,068	$ 832	$ 126,786,049		$ 15,566,332	$ 46,618,263	$ 10,572,330	$ 83,340,262
Ending Balance (in shares) at Dec. 31, 2012		1,678,097,663